Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets
Freehold building [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of plant and property	50 years
Equipment [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of plant and property	10 years
Furniture and fixtures [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of plant and property	10 years
Computers [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated useful lives of plant and property	3 years